Segmental information - Consolidated income statement (Details) - USD ($) $ in Millions	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Sales		$ 14,866	$ 15,176
Net Sales Information Of Segment [Abstract]
Net sales		10,460	10,901
Cost of sales		(4,052)	(4,141)
Marketing		(1,703)	(1,896)
Other operating items		(1,449)	(1,492)
Operating Profit (Loss) Information of Segment [abstract]
Operating profit/(loss) before exceptional items		3,256	3,372
Exceptional operating items(1)		(140)	(217)
Operating profit/(loss)		3,116	3,155
Non-operating items		7	(54)
Net finance charges		(433)	(442)
Share of after tax results of associates and joint ventures		103	115
Profit before taxation		2,793	2,774
Percentage of calendar year net sales that occur in the last four months	37.00%
Corporate and other
Disclosure of operating segments [line items]
Sales		86	70
Net Sales Information Of Segment [Abstract]
Net sales		86	70
Cost of sales		(14)	(22)
Marketing		(10)	(13)
Other operating items		(197)	(236)
Operating Profit (Loss) Information of Segment [abstract]
Operating profit/(loss) before exceptional items		(135)	(201)
North America | Operating segments
Disclosure of operating segments [line items]
Sales		4,168	4,403
Net Sales Information Of Segment [Abstract]
Net sales		3,790	4,095
Cost of sales		(1,344)	(1,341)
Marketing		(724)	(790)
Other operating items		(330)	(333)
Operating Profit (Loss) Information of Segment [abstract]
Operating profit/(loss) before exceptional items		1,392	1,631
Europe | Operating segments
Disclosure of operating segments [line items]
Sales		4,658	4,440
Net Sales Information Of Segment [Abstract]
Net sales		2,760	2,632
Cost of sales		(1,056)	(992)
Marketing		(447)	(482)
Other operating items		(379)	(361)
Operating Profit (Loss) Information of Segment [abstract]
Operating profit/(loss) before exceptional items		878	797
Asia Pacific | Operating segments
Disclosure of operating segments [line items]
Sales		3,143	3,480
Net Sales Information Of Segment [Abstract]
Net sales		1,835	2,110
Cost of sales		(789)	(852)
Marketing		(275)	(348)
Other operating items		(249)	(265)
Operating Profit (Loss) Information of Segment [abstract]
Operating profit/(loss) before exceptional items		522	645
Latin America and Caribbean | Operating segments
Disclosure of operating segments [line items]
Sales		1,473	1,371
Net Sales Information Of Segment [Abstract]
Net sales		1,116	1,050
Cost of sales		(403)	(387)
Marketing		(162)	(166)
Other operating items		(174)	(163)
Operating Profit (Loss) Information of Segment [abstract]
Operating profit/(loss) before exceptional items		377	334
Africa | Operating segments
Disclosure of operating segments [line items]
Sales		1,338	1,412
Net Sales Information Of Segment [Abstract]
Net sales		873	944
Cost of sales		(446)	(547)
Marketing		(85)	(97)
Other operating items		(120)	(134)
Operating Profit (Loss) Information of Segment [abstract]
Operating profit/(loss) before exceptional items		$ 222	$ 166